UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 111.2%

California — 111.2%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	$2,435	$2,484,138

County/City/Special District/School District — 32.0%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	10,052,611
Chabot-Las Positas Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/47	1,500	1,512,060
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(b):
0.00%, 08/01/32	250	148,803
0.00%, 08/01/33	500	281,650
0.00%, 08/01/34	510	273,768
0.00%, 08/01/35	545	278,926
0.00%, 08/01/36	500	243,310
0.00%, 08/01/37	650	300,391
0.00%, 08/01/38	625	275,050
0.00%, 08/01/39	750	314,700
0.00%, 08/01/40	1,855	744,857
0.00%, 08/01/41	305	117,178
0.00%, 02/01/42	350	131,369
City of Sacramento Caliifornia Transient Occupancy Tax Revenue, RB, Convention Center Complex, 5.00%, 06/01/43(c)	1,230	1,370,564
Coronado Community Development Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 09/01/33	2,100	2,357,565
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	3,500	3,537,625
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,590,932
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(a)	2,500	2,521,050
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/43	10,225	10,259,867
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,665	2,911,566

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of San Luis Obispo Community College District, GO, Refunding Series B, 4.00%, 08/01/43	$3,555	$3,597,838
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,535,800
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	5,500	6,087,125
Gavilan Joint Community College District, GO, Election of 2004, Series D(a):
5.50%, 08/01/21	2,170	2,377,474
5.75%, 08/01/21	8,400	9,258,984
Glendale Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/46	8,000	8,070,240
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,218,720
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,446,120
5.75%, 11/01/34	12,085	13,845,905
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 08/01/23(a)	2,185	2,485,896
5.25%, 08/01/39	1,515	1,685,983
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(a)	11,000	11,581,020
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,032,300
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/20(a)	10,000	10,528,200
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,604,283
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,545	2,522,909
San Benito High School District, GO, Election of 2016, 4.00%, 08/01/48(c)	5,000	5,007,750
San Diego California Unified School District, GO, CAB, Election of 2008, Series K-2(b):
0.00%, 07/01/38	2,755	1,228,399
0.00%, 07/01/39	3,340	1,417,797
0.00%, 07/01/40	4,285	1,730,283

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 02/01/19(a)	$905	$913,733
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	2,560	2,566,887
5.75%, 05/01/42	4,500	4,847,400
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,331,802
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	1,927,851
5.00%, 10/01/33	1,125	1,270,519
Santa Clarita Community College District, GO, Refunding, 4.00%, 08/01/46	10,000	10,092,500
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(a)	5,635	5,820,842
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,852,646
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(a)	5,390	5,869,441
Election of 2010, Series B, 5.50%, 08/01/39	3,195	3,600,062
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,816,950

		190,397,501
Education — 5.9%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,081,925
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 05/15/40	750	808,485
John Muir Health, Series A, 5.00%, 12/01/53	1,000	1,078,640
John Muir Health, Series A, 5.00%, 12/01/57	1,750	1,882,090
University of California, RB, Limited Project, Series M, 5.00%, 05/15/47	15,000	16,531,350
University of California, Refunding RB:
Series AO, 5.00%, 05/15/40	5,430	6,025,942

Security	Par (000)	Value
Education (continued)
University of California, Refunding RB (continued):
Series AZ, 4.00%, 05/15/48	$6,000	$6,028,320

		35,436,752
Health — 18.1%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	6,305	6,516,407
California Health Facilities Financing Authority, RB:
Sutter Health, Series A, 5.00%, 11/15/35	1,960	2,220,131
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,662,800
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	825	816,593
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,257,121
Sutter Health, Series A, 4.00%, 11/15/42	450	442,481
Sutter Health, Series B, 6.00%, 08/15/20(a)	9,655	10,353,732
California Health Facilities Financing Authority, Refunding RB:
Dignity Health, Series A, 6.00%, 07/01/19(a)	3,700	3,804,747
Providence Health and Services, Series A, 5.00%, 10/01/38	10,970	12,094,315
St. Joseph Health System, Series A, 5.00%, 07/01/37	10,000	10,859,500
Sutter Health, Series B, 5.00%, 11/15/46	8,295	9,032,592
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/37	3,110	3,369,623
5.00%, 02/01/42	5,250	5,645,955
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,451,525
Huntington Memorial Hospital Project, 4.00%, 07/01/48	2,220	2,189,497

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	$3,005	$2,959,955
Front Porch Communities and Services, 4.00%, 04/01/47	2,655	2,580,182
Front Porch Communities and Services, 5.00%, 04/01/47	2,995	3,238,194
John Muir Health, Series A, 5.00%, 08/15/51	1,635	1,778,717
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,143,823
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,732,802
University of California Regents Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,377,760

		107,528,452
State — 9.1%
State of California, GO:
Various Purposes, 6.00%, 04/01/19(a)	9,820	9,997,742
Various Purposes, 6.00%, 03/01/33	5,000	5,268,600
Various Purposes, 6.00%, 04/01/38	17,945	18,237,324
Refunding, 5.00%, 08/01/45	5,690	6,234,476
Refunding Various Purpose, 5.00%, 10/01/39	2,545	2,823,881
Refunding Veterans Bond, 4.00%, 12/01/40	4,000	4,021,360
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	3,670	3,743,804
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,265,062

Security	Par (000)	Value
State (continued)
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	$1,205	$1,320,065

		53,912,314
Tobacco — 3.8%
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	9,765	10,733,395
Series A-1, 3.50%, 06/01/36	11,915	11,675,747

		22,409,142
Transportation — 19.8%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,624,110
Bay Area California Toll Authority, Refunding RB, San Francisco Bay Area, 4.00%, 04/01/47	5,000	5,014,050
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	13,915	14,870,682
City & County of San Francisco California Airports Commission, ARB, Second Series E:
6.00%, 05/01/19(a)	745	760,980
6.00%, 05/01/39	8,905	9,092,895
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.00%, 05/01/29	6,435	6,892,400
San Francisco International Airport, 5.00%, 05/01/41	5,000	5,378,100
5.00%, 05/01/47	5,000	5,390,800
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Senior, Series D, 5.25%, 05/15/29	2,590	2,703,054
Senior Series A, AMT, 5.00%, 05/15/40	3,830	4,125,906
Series D, AMT, 5.00%, 05/15/35	2,000	2,175,120
Series D, AMT, 5.00%, 05/15/36	1,500	1,626,765
Sub-Series A, AMT, 5.00%, 05/15/47	6,725	7,298,306
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	3,000	3,109,080
5.25%, 05/15/39	5,845	5,937,877

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	$3,075	$3,345,385
Series A, 5.00%, 03/01/47	11,770	12,761,152
Series A-1, 5.25%, 03/01/23	3,785	4,029,738
Series A-1, 6.25%, 03/01/34	1,400	1,525,734
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,366,238
Senior Series A, 5.00%, 07/01/41	2,500	2,741,250
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,087,900
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	4,275	4,730,287
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(a)	5,530	5,676,656
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	540,605

		117,805,070
Utilities — 22.1%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	2,200	2,380,598
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	3,000	3,017,220
City of Los Angeles California Department of Water & Power, RB, Water System, Series A, 5.38%, 07/01/38	9,375	9,424,406
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	16,000	16,976,320
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(a)	1,325	1,387,792
5.00%, 06/01/28	675	704,727

Security	Par (000)	Value
Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	$5,245	$5,788,434
Series B, 5.00%, 11/01/19(a)	10,000	10,323,900
County of Los Angeles Facilities Inc, RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51	18,270	20,366,665
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,357,120
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A:
5.00%, 06/01/42	5,000	5,634,550
4.00%, 06/01/45	4,585	4,654,875
5.00%, 06/01/45	5,500	6,180,515
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,136,800
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series A, 5.00%, 07/01/42	8,825	9,810,488
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(a)	11,060	11,274,564
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	7,325	7,951,581

		131,370,555

Total Municipal Bonds — 111.2% (Cost — $648,259,460)		661,343,924

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 55.8%
County/City/Special District/School District — 26.3%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,299,313

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	$6,585	$6,682,036
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	19,757,073
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	43,269,250
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	9,596	9,900,298
Palomar Community College Distric, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,878,526
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	9,990	11,015,673
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,003,275
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	8,493	8,319,577
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	17,301,325

		156,426,346
Education — 5.9%
University of California, RB:
Series AM, 5.25%, 05/15/44	10,210	11,434,434
Series O, 5.75%, 05/15/19(a)	11,193	11,431,954
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	6,656,757
Series AF, 5.00%, 05/15/39	5,000	5,438,800

		34,961,945
Health — 15.3%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	17,720	17,865,747

Security	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	$6,000	$6,527,080
Sutter Health, Series A, 5.00%, 08/15/52	14,520	15,477,957
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	4,876,538
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	4,997	4,904,627
Sutter Health, Series A, 5.00%, 08/15/43	19,425	21,072,778
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,070	20,181,018

		90,905,745
Transportation — 5.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/49(e)	10,005	10,011,803
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	13,331	14,353,411
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	3,935,275

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of Los Angeles California Department of Airports, RB, AMT (continued):
Senior Revenue, Series A, 5.00%, 05/15/40	$5,500	$5,924,903

		34,225,392
Utilities — 2.6%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	15,291,731

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 55.8% (Cost — $329,748,698)		331,811,159

Total Long-Term Investments — 167.0% (Cost — $978,008,158)		993,155,083

Security	Shares	Value

Short-Term Securities — 2.2%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.12% (f)(g)	13,479,126	$13,481,822

Total Short-Term Securities — 2.2% (Cost — $13,481,822)		13,481,822

Total Investments — 169.2% (Cost — $991,489,980)		1,006,636,905
Other Assets Less Liabilities — 1.7%		9,760,812
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.2)%		(167,574,956)
VMTP Shares at Liquidation Value Costs — (42.7)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$594,822,761

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires on April 1, 2025, is $6,875,658.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	13,479,126	13,479,126	$13,481,822	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	—	—	—	971	—	—

				$13,481,822	$971	$—	$—

(a)	Includes net capital gain distritutions, if applicable

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	36	12/19/18	$4,264	$24,325
Long U.S. Treasury Bond	155	12/19/18	21,409	356,668
5-Year U.S. Treasury Note	49	12/31/18	5,507	28,100

				$409,093

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financual instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$993,155,083	$—	$993,155,083
Short-Term Securities	13,481,822	—	—	13,481,822

	$13,481,822	$993,155,083	$—	$1,006,636,905

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$409,093	$—	$—	$409,093

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End (continued)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(167,016,945)	$—	$(167,016,945)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(421,016,945)	$—	$(421,016,945)

During the period ended October 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 19, 2018